UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/09

Check here if Amendment []; Amendment Number:
This Amendment (Check only one): [] is a restatement.
                                 [] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      Laurel Grove Capital, LLC
Address:   1801 Avenue of the Stars, #1000
           Los Angeles, CA 90067

Form 13F File Number: 28-12118

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Leora Garner
Title: President
Phone: 310-789-0000

Signature, Place, and Date of Signing:

     Leora Garner	        Los Angeles, CA		  01/25/10
     [Signature]             [City, State]           [Date]

Report Type(Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   63

Form 13F Information Table Value Total:   87,553
                                        (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
iShares Barclays Tips Bond Fun SHS BEN INT      464287176     1948 18750.000SH       SOLE                17500.000          1250.000
3M Company                     COM              88579y101      475     5750 SH       SOLE                     4850               900
AT&T Inc.                      COM              00206r102     1061    37870 SH       SOLE                    36470              1400
Abbott Laboratories            COM              002824100     1774    32850 SH       SOLE                    32000               850
Allergan                       COM              018490102     1364    21650 SH       SOLE                    19850              1800
Annaly Capital Mgmt            COM              035710409      648    37350 SH       SOLE                    33850              3500
Ansys Inc                      COM              03662q105     2432    55950 SH       SOLE                    54150              1800
Apache Corp                    COM              037411105     2058    19950 SH       SOLE                    18650              1300
Apple Inc                      COM              037833100     1315     6240 SH       SOLE                     6190                50
BHP Billiton ADR               COM              05545E209      567     7400 SH       SOLE                     6700               700
BP plc                         COM              055622104      726    12528 SH       SOLE                    12360               168
Bank of America Corp           COM              060505104      682    45298 SH       SOLE                    44498               800
Berkshire Hathaway A           COM              084670108     1091       11 SH       SOLE                        9                 2
Berkshire Hathaway B           COM              084670207     5080     1546 SH       SOLE                     1457                89
Buckle Inc                     COM              118440106      634    21650 SH       SOLE                    21250               400
Burlington Northern Santa Fe   COM              12189T104     2988    30300 SH       SOLE                    28700              1600
Chevron                        COM              166764100     3004    39023 SH       SOLE                    37039              1984
Cummins Inc                    COM              231021106     2188    47700 SH       SOLE                    44850              2850
Dentsply International         COM              249030107     1790    50907 SH       SOLE                    47207              3700
Expeditors Intl Wash           COM              302130109     3345    96207 SH       SOLE                    91607              4600
Express 1 Expedited Solutions  COM              30217Q108      191   149000 SH       SOLE                   149000
Exxon Mobil                    COM              30231g102     2688    39414 SH       SOLE                    37614              1800
Fastenal                       COM              311900104      703    16878 SH       SOLE                    16278               600
Flowserve                      COM              34354P105      553     5850 SH       SOLE                     5850
Freeport-McMoran Copper & Gold COM              35671d857      779     9700 SH       SOLE                     9400               300
Gabelli Global Gold Nat Res In COM              36244N109      423    25906 SH       SOLE                    24506              1400
Gafisa S.A. ADR                COM              362607301     1147    35450 SH       SOLE                    34250              1200
General Dynamics               COM              369550108     3022    44325 SH       SOLE                    42575              1750
General Electric Co            COM              369604103      444    29320 SH       SOLE                    25820              3500
Goldman Sachs                  COM              38141g104     1663     9850 SH       SOLE                     9700               150
Google Inc                     COM              38259P508     1190     1919 SH       SOLE                     1897                22
Home Depot Inc                 COM              437076102      340    11754 SH       SOLE                    11754
IBM                            COM              459200101     1636    12500 SH       SOLE                    12200               300
Jacobs Engineering Group       COM              469814107     2198    58450 SH       SOLE                    57250              1200
Johnson & Johnson              COM              478160104     2828    43908 SH       SOLE                    41158              2750
Leucadia National              COM              527288104     2243    94300 SH       SOLE                    88900              5400
McDonalds Corp                 COM              580135101     2466    39500 SH       SOLE                    38350              1150
Microsoft Corp                 COM              594918104      831    27250 SH       SOLE                    26000              1250
Mission West Properties        COM              605203108      222    30835 SH       SOLE                    27235              3600
Monsanto                       COM              61166W101     1206    14750 SH       SOLE                    13950               800
Mosaic Company                 COM              61945A107     1631    27300 SH       SOLE                    26200              1100
Paychex, Inc                   COM              704326107     2382    77750 SH       SOLE                    74250              3500
Pepsico Incorporated           COM              713448108     2405    39550 SH       SOLE                    38450              1100
Petroleo Brasileiro ADR        COM              71654V408      648    13600 SH       SOLE                    13200               400
Plum Creek Timber              COM              729251108     2539    67250 SH       SOLE                    63150              4100
Procter & Gamble               COM              742718109      412     6795 SH       SOLE                     6795
Prologis                       COM              743410102      348    25426 SH       SOLE                    23526              1900
Public Storage Inc             COM              74460d109     1824    22400 SH       SOLE                    21650               750
SPDR S&P Dividend              COM              78464A763      808    17480 SH       SOLE                    16530               950
Spdr Gold Trust                COM              78463v107     1140    10625 SH       SOLE                     9475              1150
St. Joe Company                COM              790148100      339    11750 SH       SOLE                    10850               900
Stryker Corp                   COM              863667101     2198    43642 SH       SOLE                    41042              2600
Suncor Energy                  COM              867224107      304     8600 SH       SOLE                     8200               400
Sysco                          COM              871829107     1390    49750 SH       SOLE                    47250              2500
Target Corp                    COM              87612e106      689    14250 SH       SOLE                    14250
Tata Motors ADR                COM              876568502      256    15200 SH       SOLE                    15200
Teck Resources                 COM              878742204     1073    30674 SH       SOLE                    29074              1600
Teradata Corp                  COM              88076W103      418    13300 SH       SOLE                    12800               500
U.S. Bancorp                   COM              902973304     1210    53750 SH       SOLE                    51250              2500
Vale SA ADR                    COM              91912E105     1158    39900 SH       SOLE                    36900              3000
Verizon Communications         COM              92343V104      800    24159 SH       SOLE                    24009               150
Wal-Mart Stores                COM              931142103      454     8500 SH       SOLE                     8300               200
Wells Fargo & Co               COM              949746101     1181    43741 SH       SOLE                    42341              1400